Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years